Basis of Accounting (Details)		12 Months Ended
	Nov. 01, 2023 shares	Dec. 31, 2023 $ / shares	Oct. 31, 2023 shares
Stockholders equity note, stock split, shares converted	15
Stockholders equity note, new share	1
Number of shares outstanding (in shares)	12,200,000		181,800,000
Increase (decrease) in number of ordinary shares issued	35,755
Stockholders equity note stock split conversion ratio	0.0667	0.0667
Par value per share ($ per share) | $ / shares		$ 1